GoodWill	6 Months Ended
Jun. 30, 2022
Goodwill [Abstract]
GOODWILL
6.	GOODWILL

Goodwill consisted of the following:

	As of December 31, 2021	As of June 30, 2022
	RMB	RMB
		(Unaudited)
Beginning Balance	1,533,485	43,011
Acquisitions	14,051	—
Impairment loss	(1,504,525)	(43,011)
Ending Balance	43,011	—

During the six months ended June 30, 2022, goodwill was from the others reporting unit. The Group performed qualitative assessment for the others reporting unit and considers primary factors such as the impact of COVID-19, overall financial performance of the reporting unit, continuous decrease in the Group’s share price and other specific information related to the operations.

Based on the quantitative goodwill impairment test, the Group recorded goodwill impairment loss of RMB43,011 for the others reporting unit for the six months ended June 30, 2022. The carrying amount of goodwill of all reporting units as of June 30, 2022 was nil.